Financial Instruments at Fair Value Through Other Comprehensive Income - Summary of Financial Instruments at Fair Value Through Other Comprehensive Income (Details)	Dec. 31, 2023 USD ($)
Financeial asset at fair value through other comprehensive income (FVOCI)
Investment in equity instruments at FVOCI - Foreign unlisted ordinary shares	$ 235,567